Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Interest rate swap agreements $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) interest_rate_swaps
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (39,607)
Number of Derivatives Subject to Mandatory Early Termination | interest_rate_swaps	2
LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 860,941
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (34,968)
Weighted-Average Remaining Term (Years)	3 years 7 months 6 days
Derivative, Fixed Interest Rate	2.20%
EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 62,945
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (4,639)
Weighted-Average Remaining Term (Years)	2 years 2 months 12 days
Derivative, Fixed Interest Rate	3.90%
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.60%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.25%